SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Line Items]
R&D tax credit benefits	$ 5,697	$ 0
Revenues	160	943
Capitalized expenses	1,455	943
REE Platform Prototypes
Accounting Policies [Line Items]
Revenues		943
Capitalized expenses		$ 943
EV Prototypes
Accounting Policies [Line Items]
Revenues	$ 160